UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21522______

_______BlackRock S&P Quality Rankings Global Equity Managed Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock S&P Quality Rankings Global Equity Managed Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

S&P Quality Rankings Global Equity Managed Trust (BQY)

Shares	Description	Value

	COMMON STOCKS—98.3%
	Australia—8.0%
551,600	Gunns Ltd.	$1,936,398
79,000	National Australia Bank Ltd.	1,813,974
126,100	Santos Ltd.	906,850
87,600	TABCORP Holdings Ltd.	1,202,929
59,000	Wesfarmers Ltd.	1,796,871

	Total Australia	7,657,022

	Austria—1.0%
7,500	Boehler-Uddeholm AG	971,791

	Canada—3.1%
18,400	Royal Bank of Canada	935,757
52,400	Toronto-Dominion Bank	2,033,496

	Total Canada	2,969,253

	Denmark—1.4%
46,300	Danske Bank A/S	1,352,461

	France—2.6%
19,200	AXA	466,022
19,400	M6-Metropole Television	556,352
5,300	Societe Generale	527,831
4,300	Total SA	922,061

	Total France	2,472,266

	Germany—0.7%
10,500	BASF AG	717,209

	Hong Kong—1.3%
22,600	Hang Seng Bank Ltd.	305,683
204,500	Hong Kong Electric Holding	912,396

	Total Hong Kong	1,218,079

	Italy—0.6%
65,400	Enel SpA	614,665

	Japan—0.7%
17,300	Toyota Motor Corp.	673,907

	Netherlands—3.1%
20,800	ABN Amro Holding NV	562,880
104,100	Koninklijke (Royal) KPN NV	1,000,100
24,800	Royal Dutch Petroleum Co.	1,440,206

	Total Netherlands	3,003,186

	Norway—0.4%
16,200	Ekornes ASA	374,832

	Singapore—1.0%
	Singapore Press Holdings Ltd.	978,333

359,000	Sweden—1.9%
81,300	Ratos AB	1,792,018

	United Kingdom—9.8%
55,300	Alliance & Leicester PLC	931,940
197,951	Barclays PLC	2,172,947
232,500	Electrocomponents PLC	1,324,337
33,500	Gallaher Group PLC	493,790
41,700	GlaxoSmithKline PLC	924,150
46,100	Jardine Lloyd Thompson Group	322,367
193,500	Rentokil Initial PLC	554,745
69,183	Scottish & Southern Energy	1,160,684
124,500	United Utilities PLC	1,504,032

	Total United Kingdom	9,388,992

S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares	Description	Value

	UNITED STATES—62.7%
	Aero & Defense—0.7%
6,900	United Technologies Corp.	$ 694,692

	Consumer Products—5.1%
43,100	Altria Group, Inc.	2,751,073
8,100	Coca-Cola (The) Co.	336,069
23,800	ConAgra Foods, Inc.	702,100
21,900	UST, Inc.	1,109,454

		4,898,696

	Conglomerates—2.5%
66,000	General Electric Co.	2,384,580

	Energy—11.5%
44,100	Ameren Corp.	2,210,292
12,800	ChevronTexaco Corp.	696,320
91,100	Duke Energy Corp.	2,440,569
16,200	Exxon Mobil Corp.	835,920
17,400	Nicor, Inc.	642,408
41,400	OGE Energy Corp.	1,082,610
10,700	Progress Energy, Inc.	473,475
8,600	Public Service Enterprise Group, Inc.	453,650
138,100	TECO Energy, Inc.	2,210,981

		11,046,225

	Financial Institutions—9.0%
55,700	Allied Capital Corp.	1,426,477
49,600	Bank of America Corp.	2,299,952
44,400	Citigroup, Inc.	2,177,820
5,900	Comerica, Inc.	341,374
17,300	Keycorp	578,166
13,800	Wachovia Corp.	756,930
17,600	Washington Federal, Inc.	458,480
14,100	Washington Mutual, Inc.	568,935

		8,608,134

	Heath Care—3.8%
102,100	Bristol-Myers Squibb Co.	2,393,224
5,900	Johnson & Johnson	381,730
15,800	Merck & Co., Inc.	443,190
17,000	Pfizer, Inc.	410,720

		3,628,864

	Industrials—2.0%
22,600	Emerson Electric Co.	1,519,624
14,000	GATX Corp.	416,920

		1,936,544

	Real Estate—19.2%
68,300	AMLI Residential Properties Trust (REIT)	1,988,896
16,500	Agree Realty Corp. (REIT)	476,850
11,200	Colonial Properties Trust (REIT)	406,560
13,300	Duke Realty Corp. (REIT)	413,630
14,400	Equity Residential (REIT)	454,176
60,200	First Industrial Realty Trust, Inc. (REIT)	2,355,024
36,900	Healthcare Realty Trust, Inc. (REIT)	1,345,743
41,100	Health Care REIT, Inc. (REIT)	1,376,850
16,900	Kimco Realty Corp. (REIT)	895,362
10,800	Liberty Property Trust (REIT)	421,740
114,100	Nationwide Health Properties, Inc. (REIT)	2,474,829
17,800	New Plan Excel Realty Trust (REIT)	449,806
83,200	Reckson Associates Realty Corp. (REIT)	2,552,576
83,100	Thornburg Mortgage, Inc. (REIT)	2,314,335
7,900	Vornado Realty Trust (REIT)	546,206

		18,472,583

S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Shares		Description	Value

		Technology—4.7%
20,400	[1]	Cisco Systems, Inc.	$ 368,016
19,300		Hewlett-Packard Co.	378,087
41,400		Intel Corp.	929,430
4,600		International Business Machines Corp.	429,732
10,600		Linear Technology Corp.	400,044
62,200		Microsoft Corp.	1,634,616
9,300		Pitney Bowes, Inc.	416,082

			4,556,007

		Telecommunications—4.2%
62,600		BellSouth Corp.	1,642,624
88,800		SBC Communications, Inc.	2,109,888
13,500		Sprint Corp.	321,705

			4,074,217

		Total United States	60,300,542

		Total Common Stocks (cost $84,155,204)	94,484,556

		Money Market Fund—1.6%
1,552,255		Fidelity Institutional Money Market Prime Portfolio (cost $1,552,255)	1,552,255

		Total Investments—99.9% (cost $85,707,459)	$96,036,811
		Other assets in excess of liabilities—0.1%	91,833

		Net Assets—100.0%	$96,128,644

		[1] Non-incoming producing security.
		A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT   —   Real Estate Investment Trust

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock S&P Quality Rankings Global Equity Managed Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005